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                                   Sun Life Assurance
                                   Company of Canada (U.S.)
                                   One Sun Life Executive Park
                                   Wellesley Hills, MA 02481-5699

May 9, 2001

Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re: Sun Life of Canada (U.S.) Variable Account I ("Registrant")
       Post-Effective Amendment No. 6 (the "Post-Effective Amendment") to Registration Statement on Form S-6 (File No. 333-68601)
       (the "Registration Statement")

Commissioners:

      In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life of Canada (U.S.) Variable Account I ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg. ss.230.497 that:

      (1) The form of the Prospectus that would have been filed under paragraph (c) of Reg. ss.230.497 would not have differed from that contained in the Post-Effective Amendment; and

      (2) The text of the Post-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically.

                                   SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                   /s/ EDWARD M. SHEA
                                   Edward M. Shea, Esq.
                                   Assistant Vice President and Senior Counsel